REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 07, 2020
Reclassification [Line Items]
Closing balance, Additional-paid-in capital		$ 2,660,273	$ 6,766,010	$ 6,587,441
Closing balance, Retained earnings		$ 2,338,422	$ (1,767,451)	$ (1,588,878)
Correction of negative balance in additional-paid-in capital
Reclassification [Line Items]
Increase to additional-paid-in capital	$ 9,317,719
Closing balance, Additional-paid-in capital	0
Decrease to retained earning	9,317,719
Closing balance, Retained earnings	$ 4,788,716